Equity-Accounted Investees - Summary of Equity-Accounted Investees (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Mar. 29, 2018	Mar. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2015
Disclosure of equity-accounted investees [line items]
cash and cash equivalents includes in cash and cash equivalents			$ 399.7	$ 479.0	$ 526.7			$ 440.0
Profit on disposal			(51.6)	4.0	48.0
Rusoro Mining Limited ("Rusoro")			225.1	171.3	$ 0.0
Investment in associate			0.0	0.0
Top of range [member]
Disclosure of equity-accounted investees [line items]
Nominal value			0.1
Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	45.00%
Government of Ghana ownership retained	10.00%
Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture	50.00%
Far Southeast Gold Resources Incorporated [member]
Disclosure of equity-accounted investees [line items]
Option to acquire		40.00%					60.00%
Non-refundable down payment		$ 110.0				$ 66.0	$ 44.0
Remaining percentage of ownership not yet exercised		20.00%
Unlisted shares at cost			230.0	230.0
Equity contribution			92.2	79.3
Cumulative impairment			(138.3)	(101.4)
Share of accumulated losses brought forward			(79.3)	(77.7)
Share of loss after taxation			(12.9)	(1.6)
Total investment in joint venture3			$ 91.7	$ 128.6
Option remains exercisable			20.00%
Option to acquire shares			20.00%
Interest on joint venture			40.00%	40.00%	40.00%
Asanko Gold [member]
Disclosure of equity-accounted investees [line items]
Share of loss after taxation			$ 1.1
Total investment in joint venture3			86.9
cash and cash equivalents includes in cash and cash equivalents			$ 21.6
Asanko Gold [member] | Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture			45.00%
Government of Ghana ownership retained			10.00%
Asanko Gold [member] | Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture			50.00%
Asanko Gold [member] | Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture			50.00%
Marverix Metals Incorporated [Member]
Disclosure of equity-accounted investees [line items]
Common Shares					42,850,000
Common shares			10,000,000		10,000,000
Percentage of ownership on diluted basis			20.50%
Common shares issued			60,000,000
Common shares purchase warrants			10,000,000
Interest on listed entity			20.00%	28.00%
Profit on disposal			$ 4.0		$ 48.0
Listed shares at cost			42.1	$ 42.1
Profit on dilution of Gold Fields' interest in Maverix			4.0	0.0
Transaction costs capitalised			0.3	0.3
Share of accumulated profits brought forward			0.3	0.0
Share of profit after taxation			0.9	0.3
Rusoro Mining Limited ("Rusoro")			47.6	42.7	$ 0.0
Fair value of investment based on quoted market price			$ 74.7	$ 57.2
Rusoro Mining Limited [member]
Disclosure of equity-accounted investees [line items]
Percentage of remaining shares			25.70%	25.70%
Rusoro Mining Limited ("Rusoro")			$ 0.0	$ 0.0
Fair value of investment based on quoted market price			$ 13.4	$ 7.7
Lepanto Consolidated Mining Company [member]
Disclosure of equity-accounted investees [line items]
Option fees							$ 10.0
Percentage of remaining shares		60.00%